Note 9 - Share based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Numbers	Weighted average
	of shares	grant date fair value
		$
Outstanding at December 31, 2017	388,162	19.93
Granted	9,815	19.5
Vested	(147,727)	19.88
Forfeited	(95,000)	19.96
Outstanding at December 31, 2018	155,250	19.94
Granted	112,427	14.11
Vested	(113,102)	17.9
Forfeited	-	-
Outstanding at December 31, 2019	154,575	17.19
Granted	14,394	12.82
Vested	(38,023)	15.19
Forfeited	-	-
Outstanding at December 31, 2020	130,946	17.3
Expected to vest at December 31, 2020	88,446	16.91

Share-based Payment Arrangement, Option, Activity [Table Text Block]
				Weighted
		Weighted		average
		average	Weighted	remaining	Aggregate
	Numbers	exercise	average grant	contractual	intrinsic
	of options	price	date fair value	term	value
		$	$	Years	$

Outstanding at December 31, 2017	343,000	29.00		9.98	27
Granted	130,000	25.08	14.49
Forfeited	(7,100)	29.00	19.91
Outstanding at December 31, 2018	465,900	27.91		9.12	-
Granted	19,700	13.96	8.63
Canceled	(335,900)	29.00	19.91
Outstanding at December 31, 2019	149,700	23.61		8.69	-
Granted	1,791,943	13.32	8.21
Forfeited	(2,594)	13.83	8.64
Outstanding at December 31, 2020	1,939,049	14.12		9.38	1,158
Exercisable as of December 31, 2020	631,950	16.54		9.07	201
Vested and expected to vest at December 31, 2020	1,842,891	14.02		9.38	1,142

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	December 31,
	2018	2019	2020

Fair value of ordinary share	24.87~26.09	13.96	10.37~17.94
Risk-free interest rate	2.73%~2.89%	1.62%~1.68%	0.11%~1.64%
Expected term (years)	5.9~6.2	5.0~7.1	5.0~10.0
Expected volatility	60%	70%	70%~75%
Expected dividend yield	0%	0%	0%
Contractual life (years)	10	10	10

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Year Ended December 31,
	2018	2019	2020
	$	$	$

Research and development	6,821	630	4,124
General and administrative	(261)	1,471	4,070

Total	6,560	2,101	8,194